Derivative Instruments Location and Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Current portion of derivative asset	$ 2,728	$ 1,016
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	5,797	4,226
Current portion of derivative liability	(16)	0
Reported Value Measurement
Derivatives, Fair Value [Line Items]
Current portion of derivative asset	2,728	1,016
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	5,797	4,226
Accounts receivables (Accrued liabilities)	381	(39)
Current portion of derivative liability	(16)
Reported Value Measurement | Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Current portion of derivative asset	2,694	1,016
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	5,797	4,226
Accounts receivables (Accrued liabilities)	389	$ (39)
Reported Value Measurement | Forward freight agreements
Derivatives, Fair Value [Line Items]
Current portion of derivative asset	34
Accounts receivables (Accrued liabilities)	(8)
Current portion of derivative liability	$ (16)